Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000199769 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 292,715,647
Holdings Count | Holding	186
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$292,715,647
Number of Portfolio Holdings	186
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	36.7%
County/City/Special District/School District	14.7%
Education	13.0%
State	11.2%
Health	7.7%
Corporate	7.4%
Housing	6.4%
Tobacco	2.8%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.7%
AA/Aa	42.7%
A	38.2%
BBB/Baa	4.2%
BB/Ba	2.8%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038247 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%	[2]
Net Assets	$ 292,715,647
Holdings Count | Holding	186
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$292,715,647
Number of Portfolio Holdings	186
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	36.7%
County/City/Special District/School District	14.7%
Education	13.0%
State	11.2%
Health	7.7%
Corporate	7.4%
Housing	6.4%
Tobacco	2.8%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.7%
AA/Aa	42.7%
A	38.2%
BBB/Baa	4.2%
BB/Ba	2.8%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011309 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$33	0.65%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[3]
Net Assets	$ 292,715,647
Holdings Count | Holding	186
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$292,715,647
Number of Portfolio Holdings	186
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	36.7%
County/City/Special District/School District	14.7%
Education	13.0%
State	11.2%
Health	7.7%
Corporate	7.4%
Housing	6.4%
Tobacco	2.8%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.7%
AA/Aa	42.7%
A	38.2%
BBB/Baa	4.2%
BB/Ba	2.8%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038245 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MENJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 292,715,647
Holdings Count | Holding	186
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$292,715,647
Number of Portfolio Holdings	186
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	36.7%
County/City/Special District/School District	14.7%
Education	13.0%
State	11.2%
Health	7.7%
Corporate	7.4%
Housing	6.4%
Tobacco	2.8%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.7%
AA/Aa	42.7%
A	38.2%
BBB/Baa	4.2%
BB/Ba	2.8%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038248 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$41	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[5]
Net Assets	$ 292,715,647
Holdings Count | Holding	186
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$292,715,647
Number of Portfolio Holdings	186
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	36.7%
County/City/Special District/School District	14.7%
Education	13.0%
State	11.2%
Health	7.7%
Corporate	7.4%
Housing	6.4%
Tobacco	2.8%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.7%
AA/Aa	42.7%
A	38.2%
BBB/Baa	4.2%
BB/Ba	2.8%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011312 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MANJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[6]
Net Assets	$ 292,715,647
Holdings Count | Holding	186
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$292,715,647
Number of Portfolio Holdings	186
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	36.7%
County/City/Special District/School District	14.7%
Education	13.0%
State	11.2%
Health	7.7%
Corporate	7.4%
Housing	6.4%
Tobacco	2.8%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.7%
AA/Aa	42.7%
A	38.2%
BBB/Baa	4.2%
BB/Ba	2.8%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MAPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[7]
Net Assets	$ 321,526,364
Holdings Count | Holding	154
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$321,526,364
Number of Portfolio Holdings	154
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	22.4%
Transportation	20.5%
Education	14.3%
Housing	13.6%
County/City/Special District/School District	12.9%
Utilities	9.7%
Corporate	3.0%
State	2.0%
Tobacco	1.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	51.4%
A	20.6%
BBB/Baa	10.5%
BB/Ba	2.8%
B	0.4%
N/R	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038306 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[8]
Net Assets	$ 321,526,364
Holdings Count | Holding	154
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$321,526,364
Number of Portfolio Holdings	154
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	22.4%
Transportation	20.5%
Education	14.3%
Housing	13.6%
County/City/Special District/School District	12.9%
Utilities	9.7%
Corporate	3.0%
State	2.0%
Tobacco	1.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	51.4%
A	20.6%
BBB/Baa	10.5%
BB/Ba	2.8%
B	0.4%
N/R	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038303 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MEPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$47	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[9]
Net Assets	$ 321,526,364
Holdings Count | Holding	154
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$321,526,364
Number of Portfolio Holdings	154
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	22.4%
Transportation	20.5%
Education	14.3%
Housing	13.6%
County/City/Special District/School District	12.9%
Utilities	9.7%
Corporate	3.0%
State	2.0%
Tobacco	1.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	51.4%
A	20.6%
BBB/Baa	10.5%
BB/Ba	2.8%
B	0.4%
N/R	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011317 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$40	0.77%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[10]
Net Assets	$ 321,526,364
Holdings Count | Holding	154
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$321,526,364
Number of Portfolio Holdings	154
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	22.4%
Transportation	20.5%
Education	14.3%
Housing	13.6%
County/City/Special District/School District	12.9%
Utilities	9.7%
Corporate	3.0%
State	2.0%
Tobacco	1.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	51.4%
A	20.6%
BBB/Baa	10.5%
BB/Ba	2.8%
B	0.4%
N/R	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038305 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.67%	[11]
Net Assets	$ 321,526,364
Holdings Count | Holding	154
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$321,526,364
Number of Portfolio Holdings	154
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	22.4%
Transportation	20.5%
Education	14.3%
Housing	13.6%
County/City/Special District/School District	12.9%
Utilities	9.7%
Corporate	3.0%
State	2.0%
Tobacco	1.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	51.4%
A	20.6%
BBB/Baa	10.5%
BB/Ba	2.8%
B	0.4%
N/R	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000199770 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[12]
Net Assets	$ 321,526,364
Holdings Count | Holding	154
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$321,526,364
Number of Portfolio Holdings	154
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	22.4%
Transportation	20.5%
Education	14.3%
Housing	13.6%
County/City/Special District/School District	12.9%
Utilities	9.7%
Corporate	3.0%
State	2.0%
Tobacco	1.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	51.4%
A	20.6%
BBB/Baa	10.5%
BB/Ba	2.8%
B	0.4%
N/R	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.

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